Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and other statutory tax rates	$ 16,107	$ 9,979	$ 38,696
Permanent differences	365	206	(3,377)
Temporary differences	(2,703)	(1,614)	(1,091)
Alternative minimum tax	1	1	1
Income tax on undistributed earnings	193	0	1,874
Net changes in income tax credit	(101)	(205)	(38)
Net changes in valuation allowance of deferred income tax assets	5,014	3,260	(302)
Net operating loss carryforwards	497	(1,805)	1,668
Liabilities related to unrealized tax benefits	(42)	5,482	11,036
Adjustment of prior years' taxes and others	(1,171)	(7,129)	(8,399)
Income tax expense	$ 18,160	$ 8,175	$ 40,068